Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 2,467,824	$ 1,481,370
Credit card receivables	21,848	32,343
Total	$ 2,489,672	$ 1,513,713	$ 1,253,140	$ 1,812,773